UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments			January 31, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds – 93.8%
Aerospace & Defense – 0.6%
Booz Allen Hamilton Inc[2]	5.13%	05/01/25	80,000	80,400
TransDigm Inc	6.50%	05/15/25	85,000	87,550
				167,950
Auto Components – 0.7%
Allison Transmission Inc[2]	5.00%	10/01/24	20,000	20,250
Dana Financing SARL[2]	5.75%	04/15/25	50,000	52,625
Gates Global Co2	6.00%	07/15/22	60,000	61,356
Tenneco Inc	5.38%	12/15/24	50,000	52,437
				186,668
Beverages – 0.5%
Cott Corp[2]	5.50%	07/01/24	€100,000	134,702

Biotechnology – 1.1%
Grifols SA2	3.20%	05/01/25	€130,000	164,584
Grifols SA	3.20%	05/01/25	€100,000	126,603
				291,187
Building Products – 1.3%
Masonite International Corp[2]	5.63%	03/15/23	80,000	83,600
Standard Industries Inc[2]	5.50%	02/15/23	185,000	192,862
Standard Industries Inc[2]	5.38%	11/15/24	65,000	67,600
USG Corp[2]	5.50%	03/01/25	10,000	10,563
				354,625
Capital Markets – 0.5%
LHC3 PLC (PIK 9.00%)[2]	4.13%	08/15/24	€100,000	128,036

Chemicals – 4.0%
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	151,667
Chemours Co	5.38%	05/15/27	50,000	51,875
Diamond BC BV2	5.63%	08/15/25	€100,000	122,721
Kraton Polymers Capital Corp[2]	7.00%	04/15/25	70,000	74,375
Kronos International Inc[2]	3.75%	09/15/25	€100,000	128,563
NOVA Chemicals Corp[2]	4.88%	06/01/24	20,000	20,175
Olin Corp	5.13%	09/15/27	60,000	62,550
Olin Corp	5.00%	02/01/30	15,000	15,038
Plastipak Holdings Inc[2]	6.25%	10/15/25	50,000	52,125
PSPC Escrow Corp	6.00%	02/01/23	€100,000	129,991
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	129,991
Tronox Finance LLC[2]	7.50%	03/15/22	150,000	156,000
				1,095,071
Commercial Services & Supplies – 2.1%
Covanta Holding Corp	6.38%	10/01/22	75,000	76,969
Covanta Holding Corp	5.88%	03/01/24	75,000	76,312
Covanta Holding Corp	5.88%	07/01/25	15,000	15,300
Intrum Justitia AB	3.13%	07/15/24	€100,000	122,783
Iron Mountain Inc[2]	3.00%	01/15/25	€100,000	125,667
Iron Mountain Inc[2]	4.88%	09/15/27	90,000	86,512
TMS International Corp[2]	7.25%	08/15/25	90,000	94,725
				598,268
Communications Equipment – 1.3%
CommScope Inc[2]	5.50%	06/15/24	75,000	78,000
CommScope Inc[2]	5.00%	03/15/27	100,000	99,875
Plantronics Inc[2]	5.50%	05/31/23	90,000	93,375
ViaSat Inc[2]	5.63%	09/15/25	100,000	99,875
				371,125
Construction Materials – 1.0%
James Hardie Industries PLC[2]	4.75%	01/15/25	75,000	76,318
Summit Materials LLC	6.13%	07/15/23	185,000	191,938
				268,256
Consumer Finance – 0.7%
Ally Financial Inc	4.13%	02/13/22	10,000	10,150
Ally Financial Inc	4.63%	05/19/22	30,000	30,975
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	129,968
Navient Corp	6.50%	06/15/22	10,000	10,575
				181,668

Containers & Packaging – 2.9%
Ardagh Packaging Finance PLC (PIK 7.38%)	6.63%	09/15/23	€110,000	146,188
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	170,647
Cascades Inc[2]	5.50%	07/15/22	31,000	31,775
Cascades Inc[2]	5.75%	07/15/23	29,000	30,088
Crown European Holdings SA2	2.63%	09/30/24	€105,000	133,155
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	141,718
Silgan Holdings Inc	3.25%	03/15/25	€120,000	154,904
				808,475
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	140,350

Diversified Consumer Services – 1.2%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	143,465
Sotheby's2	4.88%	12/15/25	75,000	74,078
Verisure Midholding AB2	5.75%	12/01/23	€100,000	125,273
				342,816
Diversified Telecommunication Services – 8.1%
Altice Financing SA2	7.63%	02/15/25	200,000	200,250
Altice Financing SA	6.25%	02/15/25	€100,000	121,707
CenturyLink Inc	5.80%	03/15/22	145,000	141,919
Frontier Communications Corp	7.13%	01/15/23	25,000	17,125
Frontier Communications Corp	7.63%	04/15/24	90,000	59,850
Intelsat Jackson Holdings SA2	8.00%	02/15/24	150,000	157,875
Level 3 Financing Inc	5.13%	05/01/23	250,000	251,250
SBA Communications Corp	4.88%	09/01/24	165,000	164,587
SFR Group SA	5.63%	05/15/24	€225,000	285,414
Telecom Italia SpA[2]	5.30%	05/30/24	400,000	424,000
Telefonica Europe BV (6 Year Swap Rate EUR + 3.80%)[3]	5.00%	12/31/49	€100,000	135,120
Ziggo Bond Finance BV2	4.63%	01/15/25	€200,000	257,305
				2,216,402
Energy Equipment & Services – 1.7%
Ensco PLC	4.50%	10/01/24	10,000	8,622
Ensco PLC	7.75%	02/01/26	40,000	39,875
Ensco PLC	5.75%	10/01/44	10,000	7,187
PHI Inc	5.25%	03/15/19	105,000	104,738
Precision Drilling Corp	6.50%	12/15/21	55,000	56,375
Precision Drilling Corp[2]	7.13%	01/15/26	40,000	41,700
SESI LLC	7.13%	12/15/21	25,000	25,656
SESI LLC[2]	7.75%	09/15/24	80,000	86,200
Weatherford International Ltd	7.75%	06/15/21	70,000	74,463
Weatherford International Ltd	4.50%	04/15/22	10,000	9,550
				454,366
Food & Staples Retailing – 2.2%
Albertsons Cos Inc	6.63%	06/15/24	75,000	71,625
Albertsons Cos Inc	5.75%	03/15/25	110,000	98,725
Ingles Markets Inc	5.75%	06/15/23	145,000	147,719
Performance Food Group Inc[2]	5.50%	06/01/24	95,000	98,325
Rite Aid Corp[2]	6.13%	04/01/23	160,000	149,800
US Foods Inc[2]	5.88%	06/15/24	40,000	41,900
				608,094
Food Products – 2.9%
B&G Foods Inc	5.25%	04/01/25	160,000	160,600
Darling Global Finance BV2	4.75%	05/30/22	€120,000	154,138
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	128,125
Pilgrim's Pride Corp[2]	5.75%	03/15/25	90,000	91,125
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	26,595
Post Holdings Inc[2]	5.50%	03/01/25	100,000	103,250
Post Holdings Inc[2]	5.00%	08/15/26	45,000	44,044

Post Holdings Inc[2]	5.63%	01/15/28	50,000	49,892
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	52,063
				809,832
Gas Utilities – 1.4%
AmeriGas Partners LP	5.63%	05/20/24	190,000	200,212
AmeriGas Partners LP	5.50%	05/20/25	20,000	20,550
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,850
Suburban Propane Partners LP	5.75%	03/01/25	140,000	138,600
				374,212
Health Care Equipment & Supplies – 0.5%
Auris SA2	8.00%	01/15/23	€100,000	129,781

Health Care Providers & Services – 8.1%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	132,275
Acadia Healthcare Co Inc	5.63%	02/15/23	85,000	86,462
Acadia Healthcare Co Inc	6.50%	03/01/24	15,000	15,750
Centene Corp	6.13%	02/15/24	45,000	47,925
Community Health Systems Inc	5.13%	08/01/21	100,000	93,750
Community Health Systems Inc	6.88%	02/01/22	130,000	93,356
Community Health Systems Inc	6.25%	03/31/23	85,000	79,050
Constantin Investissement 3 SASU[2]	5.38%	04/15/25	€100,000	126,095
DaVita Inc	5.00%	05/01/25	200,000	199,750
Envision Healthcare Corp	5.63%	07/15/22	215,000	219,837
HCA Holdings Inc	6.25%	02/15/21	335,000	358,031
HCA Holdings Inc	5.88%	05/01/23	25,000	26,875
HCA Holdings Inc	5.25%	06/15/26	35,000	36,691
HealthSouth Corp	5.75%	11/01/24	100,000	102,375
LifePoint Health Inc	5.88%	12/01/23	45,000	45,284
LifePoint Health Inc	5.38%	05/01/24	120,000	116,100
Nidda BondCo GmbH[2]	5.00%	09/30/25	€100,000	124,186
Tenet Healthcare Corp	4.75%	06/01/20	145,000	149,350
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	100,885
Tenet Healthcare Corp	6.75%	06/15/23	65,000	64,350
				2,218,377
Health Care Technology – 0.5%
Change Healthcare Holdings Inc[2]	5.75%	03/01/25	130,000	132,762

Hotels, Restaurants & Leisure – 5.3%
Boyd Gaming Corp	6.38%	04/01/26	85,000	91,375
Brinker International Inc[2]	5.00%	10/01/24	115,000	116,150
Cedar Fair LP	5.38%	06/01/24	50,000	52,250
Cedar Fair LP2	5.38%	04/15/27	45,000	47,025
Churchill Downs Inc[2]	4.75%	01/15/28	80,000	79,300
CPUK Finance Ltd	4.25%	08/28/22	£100,000	145,335
Eldorado Resorts Inc	6.00%	04/01/25	105,000	110,119
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	146,450
Golden Nugget Inc[2]	6.75%	10/15/24	165,000	170,981
KFC Holding Co2	5.00%	06/01/24	90,000	91,350
Scientific Games International Inc[2]	7.00%	01/01/22	120,000	126,900
Six Flags Entertainment Corp[2]	4.88%	07/31/24	135,000	137,194
Six Flags Entertainment Corp[2]	5.50%	04/15/27	20,000	20,525
Wynn Resorts Ltd[2]	5.25%	05/15/27	115,000	113,275
				1,448,229
Household Durables – 0.6%
Tempur Sealy International Inc	5.63%	10/15/23	30,000	31,050
Tempur Sealy International Inc	5.50%	06/15/26	135,000	136,013
				167,063
Household Products – 0.3%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	82,200

Independent Power & Renewable Electricity Producers – 2.0%
AES Corp	6.00%	05/15/26	115,000	124,165
AES Corp	5.13%	09/01/27	90,000	94,500
Dynegy Inc	6.75%	11/01/19	94,000	96,820
NRG Yield Operating LLC	5.00%	09/15/26	140,000	141,400
TerraForm Power Inc[2]	4.25%	01/31/23	40,000	39,650
TerraForm Power Inc[2]	5.00%	01/31/28	40,000	39,500
				536,035

Industrial Conglomerates – 0.3%
Icahn Enterprises LP2	6.38%	12/15/25	70,000	71,400

Insurance – 0.3%
HUB International Ltd[2]	7.88%	10/01/21	70,000	72,887

IT Services – 1.2%
First Data Corp[2]	7.00%	12/01/23	60,000	63,338
First Data Corp[2]	5.75%	01/15/24	255,000	264,483
				327,821
Life Sciences Tools & Services – 1.8%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	119,313
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	128,677
Quintiles IMS Inc	3.50%	10/15/24	€100,000	128,678
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	130,530
				507,198
Machinery – 0.7%
Rexnord LLC[2]	4.88%	12/15/25	100,000	101,500
TriMas Corp[2]	4.88%	10/15/25	80,000	80,550
				182,050
Media – 8.8%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	147,379
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	86,859
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	31,425
CCO Holdings LLC[2]	5.00%	02/01/28	105,000	102,112
CSC Holdings Inc[2]	5.50%	04/15/27	140,000	142,100
DISH DBS Corp	5.88%	07/15/22	75,000	74,906
DISH DBS Corp	5.00%	03/15/23	65,000	61,204
DISH DBS Corp	7.75%	07/01/26	40,000	41,250
SES SA (5 Year Swap Rate EUR + 4.66%)[3]	4.63%	12/31/49	€100,000	133,670
Sirius XM Radio Inc[2]	5.00%	08/01/27	65,000	64,838
Telenet Finance SCA	4.88%	07/15/27	€100,000	134,864
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€200,000	253,668
Univision Communications Inc[2]	5.13%	05/15/23	176,000	175,648
UPC Holding BV	4.00%	01/15/27	€125,000	163,462
Virgin Media Finance PLC	5.50%	09/15/24	£240,000	349,850
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	20,469
Vue International Bidco PLC	7.88%	07/15/20	£100,000	145,336
WMG Acquisition Corp[2]	4.13%	11/01/24	€215,000	283,358
				2,412,398
Metals & Mining – 2.1%
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	45,000	46,912
Eldorado Gold Corp[2]	6.13%	12/15/20	60,000	59,100
First Quantum Minerals Ltd[2]	7.25%	05/15/22	65,000	67,762
Grinding Media Inc[2]	7.38%	12/15/23	80,000	85,400
Novelis Corp[2]	6.25%	08/15/24	65,000	68,250
Novelis Corp[2]	5.88%	09/30/26	95,000	98,088
SunCoke Energy Partners LP2	7.50%	06/15/25	155,000	163,138
				588,650
Multiline Retail – 0.3%
Neiman Marcus Group LLC[2]	8.00%	10/15/21	15,000	9,637
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	130,937	78,890
				88,527
Oil, Gas & Consumable Fuels – 8.2%
Antero Resources Corp	5.13%	12/01/22	5,000	5,133
Antero Resources Corp	5.63%	06/01/23	75,000	78,000
Ascent Resources Utica Holdings LLC[2]	10.00%	04/01/22	55,000	60,844
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	63,212
Carrizo Oil & Gas Inc	6.25%	04/15/23	65,000	67,437
Cheniere Energy Corp	7.00%	06/30/24	100,000	113,937
Cheniere Energy Corp	5.25%	10/01/25	110,000	112,337
Cheniere Energy Corp	5.13%	06/30/27	10,000	10,350
Chesapeake Energy Corp[2]	8.00%	01/15/25	165,000	167,062
Chesapeake Energy Corp[2]	8.00%	06/15/27	5,000	4,962

CITGO Petroleum Corp[2]	6.25%	08/15/22	180,000	181,687
Endeavor Energy Resources LP2	5.50%	01/30/26	65,000	65,975
Energy Transfer Equity LP	4.25%	03/15/23	35,000	35,263
Energy Transfer Equity LP	5.88%	01/15/24	95,000	103,075
Extraction Oil & Gas Holdings LLC[2]	5.63%	02/01/26	135,000	135,304
Gulfport Energy Corp	6.63%	05/01/23	90,000	93,150
Gulfport Energy Corp	6.00%	10/15/24	30,000	30,375
Laredo Petroleum Inc	5.63%	01/15/22	105,000	106,838
Natural Resource Partners LP	10.50%	03/15/22	67,000	71,858
Oasis Petroleum Inc	6.88%	03/15/22	105,000	108,413
Oasis Petroleum Inc	6.88%	01/15/23	35,000	36,181
PDC Energy Inc[2]	5.75%	05/15/26	95,000	96,781
RSP Permian Inc	5.25%	01/15/25	95,000	99,038
SM Energy Co	6.13%	11/15/22	30,000	31,313
SM Energy Co	5.00%	01/15/24	20,000	19,600
SM Energy Co	5.63%	06/01/25	20,000	19,900
SM Energy Co	6.75%	09/15/26	20,000	20,950
Southwestern Energy Co	7.50%	04/01/26	105,000	109,988
Sunoco LP2	5.50%	02/15/26	35,000	35,821
Targa Resources Partners LP	6.75%	03/15/24	105,000	112,481
Targa Resources Partners LP	5.13%	02/01/25	40,000	40,450
Ultra Petroleum Corp[2]	6.88%	04/15/22	20,000	20,075
				2,257,790
Paper & Forest Products – 0.9%
Mercer International Inc[2]	5.50%	01/15/26	65,000	65,975
Reynolds Group Issuer Inc	5.75%	10/15/20	43,610	44,373
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	61,875
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	63,938
				236,161
Personal Products – 0.4%
First Quality Finance Co Inc[2]	4.63%	05/15/21	120,000	121,350

Pharmaceuticals – 2.9%
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	152,868
Endo Finance LLC[2]	5.75%	01/15/22	55,000	46,750
Endo Finance LLC[2]	5.38%	01/15/23	25,000	19,625
Prestige Brands Inc[2]	5.38%	12/15/21	90,000	91,462
Valeant Pharmaceuticals International Inc[2]	5.63%	12/01/21	75,000	72,566
Valeant Pharmaceuticals International Inc[2]	6.50%	03/15/22	30,000	31,509
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	175,000	173,906
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	115,000	104,133
Valeant Pharmaceuticals International Inc[2]	5.50%	11/01/25	60,000	60,855
Valeant Pharmaceuticals International Inc[2]	9.00%	12/15/25	55,000	56,633
				810,307
Professional Services – 0.7%
Nielsen Finance LLC[2]	5.00R	04/15/22	170,000	173,187
Nielsen Finance LLC[2]	5.00R	02/01/25	20,000	20,250
				193,437
Real Estate Management & Development – 1.0%
Greystar Real Estate Partners LLC[2]	5.75%	12/01/25	30,000	30,900
Hunt Cos Inc[2]	6.25%	02/15/26	100,000	100,240
Kennedy-Wilson Inc	5.88%	04/01/24	145,000	148,987
				280,127
Road & Rail – 0.5%
Watco Companies LLC[2]	6.38%	04/01/23	125,000	129,531

Software – 0.6%
Open Text Corp[2]	5.63%	01/15/23	125,000	130,469
Open Text Corp[2]	5.88%	06/01/26	30,000	31,650
				162,119
Specialty Retail – 2.1%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	87,200
Goeasy Ltd[2]	7.88%	11/01/22	75,000	80,250
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	25,875
Party City Holdings Inc[2]	6.13%	08/15/23	155,000	159,844
PetSmart Inc[2]	7.13%	03/15/23	100,000	63,375

PetSmart Inc[2]	5.88%	06/01/25	60,000	46,575
PetSmart Inc[2]	8.88%	06/01/25	40,000	25,600
Rent-A-Center Inc	4.75%	05/01/21	105,000	97,912
				586,631
Textiles, Apparel & Luxury Goods – 1.1%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	161,672
Levi Strauss & Co	3.38%	03/15/27	€100,000	129,925
				291,597
Thrifts & Mortgage Finance – 1.0%
Quicken Loans Inc[2]	5.75%	05/01/25	50,000	51,187
Quicken Loans Inc[2]	5.25%	01/15/28	160,000	156,832
Walter Investment Management Corp[4]	7.88%	12/15/21	95,000	60,325
				268,344
Trading Companies & Distributors – 2.0%
Ashtead Capital Inc[2]	4.38%	08/15/27	50,000	49,750
Avolon Holdings Ltd[2]	4.50%	03/15/23	60,000	57,450
Avolon Holdings Ltd[2]	5.50%	02/15/24	65,000	64,472
FBM Finance Inc[2]	8.25%	08/15/21	30,000	32,025
H&E Equipment Services Inc[2]	5.63%	09/01/25	75,000	78,000
Park Aerospace Holdings Ltd[2]	5.25%	08/15/22	10,000	9,900
United Rentals North America Inc	4.63%	10/15/25	260,000	264,550
				556,147
Transportation Infrastructure – 0.5%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	140,000	139,300

Wireless Telecommunication Services – 4.1%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	126,623
Sprint Communications Inc	6.00%	11/15/22	410,000	410,000
Sprint Communications Inc	7.63%	02/15/25	15,000	15,600
Sprint Communications Inc	6.88%	11/15/28	100,000	103,625
T-Mobile Inc	6.00%	04/15/24	25,000	26,594
T-Mobile Inc	4.50%	02/01/26	125,000	125,799
Wind Acquisition Finance SA2	3.13%	01/20/25	€270,000	309,169
				1,117,410

Total Corporate Bonds (Cost $24,954,452)				25,647,732

Real Estate Investment Trusts (REITs) – 3.1%
CoreCivic Inc	5.00%	10/15/22	90,000	94,050
CyrusOne Inc	5.00%	03/15/24	105,000	107,363
Equinix Inc	2.88%	02/01/26	€180,000	222,975
Geo Group Inc	5.13%	04/01/23	70,000	70,875
Geo Group Inc	6.00%	04/15/26	25,000	25,625
Lamar Media Corp	5.75%	02/01/26	85,000	89,994
MPT Operating Partnership LP	5.00%	10/15/27	95,000	94,306
MPT Operating Partnership LP	6.38%	03/01/24	75,000	80,325
QTS Finance Corp[2]	4.75%	11/15/25	70,000	70,875
				856,388

Total Real Estate Investment Trusts (REITs) (Cost $822,147)				856,388

Bank Loans – 0.4%
Diversified Telecommunication Services – 0.2%
CenturyLink Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)[3]	4.32%	01/31/25	15,000	14,798
Intelsat Jackson Holdings SA, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	6.63%	01/02/24	40,000	40,325
				55,123
Household Durables – 0.2%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%)[3]	9.56%	11/08/24	67,239	63,499

Total Bank Loans (Cost $121,789)				118,622

Common Stocks – 0.1%
Oil, Gas & Consumable Fuels – 0.1%			Shares
Ultra Petroleum Corp[4]			3,549	24,772

Total Common Stocks (Cost $55,780)	24,772

Total Investments – 97.1% (Cost $25,954,168)	26,647,514

Other Assets in Excess of Liabilities – 2.9%	793,897

Net Assets – 100.0%	$27,441,411

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At January 31, 2018, the value of these securities amounted to $14,707,293 or 54.6% of net assets.

[3]	Variable rate security. Rate disclosed as of January 31, 2018.
[4]	Non-income producing security
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	– Public Limited Company
€	Euro
£	British Pound

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts			January 31, 2018 (Unaudited)

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	2/7/2018	€ 5,507,840	$6,647,054	(194,261)
Bank of New York Mellon	2/7/2018	£ 669,504	$908,005	(42,840)
				$(237,101)

€ Euro £ British Pound

Country Breakdown	% of Net Assets
United States	74.7%
United Kingdom	3.7%
Luxembourg	2.8%
Italy	2.7%
Canada	2.5%
Germany	2.3%
Spain	2.0%
France	1.5%
Ireland	1.4%
Netherlands	1.4%
Switzerland	1.0%
Sweden	0.9%
Australia	0.2%
Other Assets in Excess of Liabilities	2.9%
100.0%

SUMMARY OF FAIR VALUE DISCLOSURE				January 31, 2018 (Unaudited)

Security Valuation. The Oaktree High Yield Bond Fund (the "Fund") has adopted accounting principles generally accepted in the United States of America (“GAAP”). GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Level 3 – Valuations for which one or more significant inputs are unobservable. These inputs reflect the Fund 's assessment of the assumptions that market participants use to value the investment based on the best available information.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to various parties with respect to the valuation of the Fund's holdings. The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser"). The Board has directed the pricing committee to monitor pricing and valuation matters at the direction of the Board. The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments at January 31, 2018.

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$–	$25,647,732	$–	$25,647,732
Real Estate Investment Trusts (REITs)	–	856,388	–	856,388
Bank Loans	–	118,622	–	118,622
Common Stock	24,772	–	–	24,772
Total[1]	$24,772	$26,622,742	$–	$26,647,514
Forward Currency Contracts	$–	$(237,101)	$–	$(237,101)
Total	$–	$(237,101)	$–	$(237,101)
[1] See the Schedules of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oaktree Funds

By (Signature and Title)  /s/ John Sweeney
John Sweeney, President

Date  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Sweeney
John Sweeney, President

Date  March 28, 2018

By (Signature and Title)*  /s/ John Edwards
John Edwards, Chief Financial Officer

Date  March 28, 2018